Segment Information (Reconciliation Of Total Business Segment Assets To Consolidated Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 2,612.2	$ 3,020.9	$ 2,956.9
Cash and cash equivalents	714.9	828.3	647.6	544.0
Deferred income taxes	201.4	215.4
Prepaid postretirement assets	43.9	31.2
Operating Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,555.9	1,778.2	2,001.2
Deferred income taxes	208.6	220.3	200.5
Elimination For Sale Of Receivables [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets			(100.0)
Other Corporate Assets [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 88.9	$ 162.9	$ 207.6